CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CAPITAL STOCK

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 2.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At June 30, 2011 and December 31, 2010, 1,807,229 and 0 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company has authorized 200,000,000 shares of its common stock, $0.001 par value, At June 30, 2011 and December 31, 2010, the Company had issued and outstanding 20,419,325 and 8,470,025, respectively, shares of its Class A common stock

Preferred Stock

The Company has authorized 1,500,000 shares of preferred stock, $0.001 par value. At December 31, 2010 and 2009, no shares of preferred stock were issued and outstanding.

Common Stock

The Company has authorized 18,500,000 shares of its common stock, $0.001 par value, of which 15,000,000 shares are designated Class A, and 3,500,000 are designated Class B. The classes have identical rights with the exception of voting rights. Class A shares receive one vote per share. Class B shares receive five votes per share until February 28, 2011, at which time they receive one vote per share. At December 31, 2010 and December 31, 2009, the Company had issued and outstanding 5,778,237 shares of its Class A common stock and 2,691,788 of its Class B common stock.

Class A Common Stock

All issuances of Class A common stock in 2009 were related to certain liability settlements. There were no issuances of Class A common stock in 2010. See Note 6.

Class B Common Stock

There were no issuances of Class B common stock in 2010. In May and June 2009, subsequent to the termination of certain investment agreements with QuantRx (see Note 6); FluoroPharma issued 2,491,788 shares of Class B common stock at $0.25 per share to accredited investors for aggregate proceeds of $622,947.

In October 2009, FluoroPharma issued 200,000 shares of Class B common stock at $0.25 per share. As of December 31, 2009, $50,000 was receivable for this stock and was received in January 2010.